Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Securities

NOTE 2 – SECURITIES

Securities consist of the following at December 31:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

2015
Available-for-sale
U.S. Treasury security	$1,002	$–	$2	$1,000
U.S. Government agencies	18,239	5	126	18,118
Mortgage-backed securities of government agencies	62,930	527	278	63,179
Other mortgage-backed securities	104	–	–	104
Asset-backed securities of government agencies	1,464	–	72	1,392
State and political subdivisions	24,924	418	41	25,301
Corporate bonds	18,912	7	108	18,811
Equity securities	53	11	–	64

Total available-for-sale	127,628	968	627	127,969
Held-to-maturity
U.S. Government agencies	15,586	312	46	15,852
Mortgage-backed securities of government agencies	18,233	81	155	18,159

Total held-to-maturity	33,819	393	201	34,011
Restricted stock	4,614	–	–	4,614

Total securities	$166,061	$1,361	$828	$166,594

2014
Available-for-sale
U.S. Treasury security	$1,004	$–	$4	$1,000
U.S. Government agencies	25,228	6	155	25,079
Mortgage-backed securities of government agencies	47,696	730	79	48,347
Other mortgage-backed securities	139	2	–	141
Asset-backed securities of government agencies	2,606	3	5	2,604
State and political subdivisions	17,878	433	44	18,267
Corporate bonds	4,503	40	1	4,542
Equity securities	106	22	–	128

Total available-for-sale	99,160	1,236	288	100,108
Held-to-maturity
U.S. Government agencies	16,343	294	2	16,635
Mortgage-backed securities of government agencies	21,973	398	56	22,315

Total held-to-maturity	38,316	692	58	38,950
Restricted stock	4,614	–	–	4,614

Total securities	$142,090	$1,928	$346	$143,672

The amortized cost and fair value of debt securities at December 31, 2015, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	Amortized Cost	Fair Value

Available-for-sale
Due in one year or less	$12,299	$12,308
Due after one through five years	22,297	22,359
Due after five through ten years	25,090	25,178
Due after ten years	67,889	68,060

Total debt securities available-for-sale	$127,575	$127,905

Held-to-maturity
Due in one year or less	$–	$–
Due after one through five years	–	–
Due after five through ten years	11,786	11,892
Due after ten years	22,033	22,119

Total debt securities held-to-maturity	$33,819	$34,011

Securities with a market value of approximately $94.3 million and $88.4 million were pledged at December 31, 2015 and 2014, respectively, to secure public deposits, as well as other deposits and borrowings as required or permitted by law.

Restricted stock primarily consists of investments in FHLB and Federal Reserve Bank stock. The Bank’s investment in FHLB stock amounted to $4.1 million at December 31, 2015 and 2014, respectively. Federal Reserve Bank stock was $471 thousand at December 31, 2015 and 2014.

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales in 2015, 2014 and 2013.

(Dollars in thousands)	2015	2014	2013

Proceeds	$1,576	$2,483	$4,309

Realized gains	$56	$133	$159
Realized losses	–	–	–

Net securities gains	$56	$133	$159

The following table presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31:

Securities in a Continuous Unrealized Loss Position

	Less Than 12 Months		12 Months Or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value

2015
Available-for-sale
U.S. Treasury security	$2	$1,000	$–	$–	$2	$1,000
U.S. Government agencies	67	9,172	59	4,941	126	14,113
Mortgage-backed securities of government agencies	278	20,231	–	–	278	20,231
Asset-backed securities of government agencies	72	1,392	–	–	72	1,392
State and political subdivisions	33	2,652	8	1,120	41	3,772
Corporate bonds	108	15,282	–	–	108	15,282
Held-to-maturity
U.S. Government agencies	46	5,954	–	–	46	5,954
Mortgage-backed securities of government agencies	155	12,994	–	–	155	12,994

Total temporarily impaired securities	$761	$68,677	$67	$6,061	$828	$74,738

2014
Available-for-sale
U.S. Treasury security	$4	$1,000	$–	$–	$4	$1,000
U.S. Government agencies	12	5,188	143	5,856	155	11,044
Mortgage-backed securities of government agencies	40	6,348	39	4,939	79	11,287
Asset-backed securities of government agencies	5	1,603	–	–	5	1,603
State and political subdivisions	13	1,300	31	1,416	44	2,716
Corporate bonds	1	499	–	–	1	499
Held-to-maturity
U.S. Government agencies	2	998	–	–	2	998
Mortgage-backed securities of government agencies	–	–	56	9,265	56	9,265

Total temporarily impaired securities	$77	$16,936	$269	$21,476	$346	$38,412

There were fifty-eight (58) securities in an unrealized loss position at December 31, 2015, nine (9) of which were in a continuous loss position for twelve or more months. At least quarterly, the Company conducts a comprehensive security-level impairment assessment. The assessments are based on the nature of the securities, the extent and duration of the securities, the extent and duration of the loss, management’s intent to sell or if it is more likely than not that management will be required to sell a security before recovery of its amortized cost basis, which may be maturity. Management believes the Company will fully recover the cost of these securities and it does not intend to sell these securities and likely will not be required to sell them before the anticipated recovery of the remaining amortized cost basis, which may be maturity. As a result, management concluded that these securities were not other-than-temporarily impaired at December 31, 2015.